Financial Instruments - Schedule of Maturity of Financial Assets (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Remaining 2026 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	$ 522,725
Trade and other receivables, excluding deferred receivables	51,394
Deferred receivables	6,026
Other financial assets	426
Total contractual maturities of financial assets	580,571
2027 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	14,318
Other financial assets
Total contractual maturities of financial assets	14,318
2028 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	715
Other financial assets
Total contractual maturities of financial assets	715
2029 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	706
Other financial assets
Total contractual maturities of financial assets	706
2030 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	698
Other financial assets
Total contractual maturities of financial assets	698
Thereafter [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	800
Other financial assets	1,326
Total contractual maturities of financial assets	2,126
Carrying amount [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	522,725
Trade and other receivables, excluding deferred receivables	51,394
Deferred receivables	23,263
Other financial assets	1,752
Total contractual maturities of financial assets	$ 599,134